CURRENT AND LONG-TERM RECEIVABLES - Schedule of Long-Term Receivables (Parenthetical) (Details) $ in Millions	Dec. 31, 2022 USD ($)
Long Term Receivables | Power | Gas Power
Financing Receivable, Past Due [Line Items]
Transfer of Financial Assets Accounted for as Sales, Amount Derecognized	$ 83